Derivative Instruments Summary Of Fair Value Of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative liabilities	$ 13,499	$ 12,042
Total fair value of derivative instruments, assets
Total fair value of derivative instruments, liabilities	13,499	12,042
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative assets
Derivative liabilities	13,499	12,042
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative [Line Items]
Derivative assets
Derivative liabilities	1,211	1,433
Not Designated as Hedging Instrument | Commodity Contract
Derivative [Line Items]
Derivative assets
Derivative liabilities	$ 12,288	$ 10,609